Amount due from/to related parties	12 Months Ended
Jun. 30, 2025
Amount Due Fromto Related Parties
Amount due from/to related parties
14.	Amount due from/to related parties

Amount due from related parties

On June 27, 2023, Rainforest Capital VCC (the “Purchaser”) entered into a sale and purchase agreement with Dr. Kevin Yip (the “Seller”) for the transfer of the entire share capital of Basel Medical Group Pte. Ltd. According to the sales and purchase agreement, the Provisional Consideration shall be an aggregate amount equivalent to the sum of S$24,000,000 (US$18,191,465) and the Agreed Amount. The Agreed Amount is computed based on the sum of the net amount due from Singmed Investment Pte. Ltd to the Group and the net amount due from a former director (Dr. Kevin Yip) to the Group less the net assets of the Group as at June 30, 2023. The Agreed Amount will be a negative figure if the sum of the net amount due from Singmed Investment Pte. Ltd to the Group and the net amount due from a director to the Group is more than the net assets of the Group as of June 30, 2023. The Agreed Amount was initially estimated to be negative S$5,000,000.

On July 1, 2023, S$11,800,000 (US$8,944,137) was paid from the Purchaser to the Seller. This was computed based on 70% of S$24,000,000 and Estimated Agreed Amount of negative S$5,000,000.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

14.	Amount due from/to related parties (continued)

As part of the agreement on the purchase consideration between Rainforest Capital VCC as the buyer and Dr. Kevin Yip as the seller for the purchase of the shares of Basel Medical Group Pte. Ltd. under the sale and purchase agreement dated June 27, 2023, the outstanding receivables due from director, Dr. Kevin Yip, and related party, Singmed Investment Pte Ltd, have been assigned to and are borne by Rainforest Capital VCC. On August 23, 2024, Rainforest Capital VCC entered into a deed of undertaking (the “Repayment Deed”) with the Group, undertaking to fully transfer and pay to the Group, any and all outstanding receivables that is owed by Singmed Investment Pte Ltd and Dr. Kevin Yip to the Group, being S$11,877,624 (the “Loan Amount”), to the Group by September 2024.

The following table sets out the amounts owed to the Group by Rainforest Capital VCC, which has assumed the obligations of Dr. Kevin Yip and Singmed Investment Pte Ltd pursuant to the Repayment Deed as of the date indicated below.

	June 30, 2023	June 30, 2023
	US$	S$
Amount due from a director	976,453	1,320,457
Amount due from related parties	7,806,823	10,557,167
Total	8,783,276	11,877,624

For the financial year ended June 30, 2024, the Group incurred an aggregate sum of S$900,000 (US$682,180) for professional medical practitioner salaries owed to Dr. Kevin Yip for his services from July 1, 2023 to June 30, 2024. Such sum of US$682,180 will be set-off by the Group against the amounts owed to the Group by Dr. Kevin Yip and Singmed Investment Pte Ltd. Thus, following such set-off, as of June 30, 2024, total amounts due from Dr. Kevin Yip and Singmed Investment Pte Ltd is estimated to amount to US$8,101,096.

In addition, Rainforest Capital VCC has paid an aggregate sum of US$599,730 for the period from July 1, 2023 to June 30, 2024 on behalf of the Group for professional fees incurred in connection with the group’s initial public offering. On February 27, 2024, July 22, 2024 and July 31, 2024, Rainforest Capital VCC also repaid a sum of US$20,000, US$630,000 and US$4,048,000 respectively to the Group to partially settle the amounts due from a director and related parties. Finally, Rainforest Capital VCC has paid US$750,000 on August 15, 2024, US$750,000 on August 16, 2024, US$651,000 on September 20, 2024 and a final US$652,366 on September 23, 2024 pursuant to the Repayment Deed as final settlement of such amounts owed.

Following such repayment, the full amount due from a former director and Singmed Investment Pte Ltd, that has been assigned to Rainforest Capital VCC, has been fully paid off.

Amount due to related parties

Amount due to related parties consist of amount due to shareholders and directors. The amounts are non-trade in nature, unsecured, interest-bearing, repayable on demand and is to be settled in cash.

Amount due to a related parties represents advances provided to cover various business expenses and other expenditures incurred by the Group in the ordinary course of business.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024